DEBT (Details) $ / shares in Units, $ in Thousands					1 Months Ended										3 Months Ended		6 Months Ended		12 Months Ended
		Dec. 18, 2020 USD ($) $ / shares	Nov. 09, 2020 USD ($) shares	May 03, 2019 USD ($) $ / shares shares	Jan. 31, 2021 EUR (€)	Dec. 18, 2020 USD ($) $ / shares	Nov. 30, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares	Aug. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares	Sep. 30, 2019	Aug. 31, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Oct. 31, 2018 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($)	Jan. 01, 2021	Dec. 17, 2020 $ / shares	Mar. 31, 2020	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
DEBT (Details) [Line Items]
Debt issuance costs, net																			$ 741		$ 1,183
Debt instrument, face amount			$ 3,000							$ 4,162					$ 483	$ 741	$ 483	$ 741
Aggregate gross proceeds														$ 5,000
Percentage of conversion price											30.00%			20.00%
Derivative liability, redemption feature probability														80.00%
Embedded derivative, carrying value														$ 14,000
Loss on debt extinguishment	[1]																		(2,360)		(3,374)
Loans and borrowings															33,678		33,678		33,843		33,728
Convertible debt																			27,142	[2]	26,566
Option, equity financing, pro rata share of total securities issued		25.00%				25.00%
Loans and borrowings															6,559		6,559		$ 6,701		7,162
Strike price (in Dollars per share) | $ / shares		$ 13.00				$ 13.00													$ 8.90
Loss on fair value of derivative instrument																(13)			$ 657	[2]	421
Neem Holdings
DEBT (Details) [Line Items]
Number of securities called by warrants or rights (in Shares) | shares							300,000
Portugal Line of Credit [Member]
DEBT (Details) [Line Items]
Interest rate					3.00%
Borrowing amount (in Euro) | €					€ 1,000,000.00
Repayment of principal amount (in Euro) | €					€ 62,500
Series C Convertible Debentures
DEBT (Details) [Line Items]
Debt instrument, qualified financing, gross proceeds														5,000
Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Quarterly interest, satisfaction of payment through issued of common stock, percentage		95.00%				95.00%
Series D Convertible Notes Due March 2022 | Series C Preferred Stock [Member]
DEBT (Details) [Line Items]
Loans and borrowings																									$ 30,258
Series D Convertible Notes Due March 2022 | Series D convertible debt
DEBT (Details) [Line Items]
Convertible debt																									27,750
September 2023 Convertible Debentures
DEBT (Details) [Line Items]
Debt instrument, face amount								$ 1,230
Derivative instrument liability								$ 570
Derivative liability, redemption feature probability								43.00%
Embedded derivative, carrying value								$ 2,160
Loss on debt extinguishment								$ 570
Interest rate								8.00%
Election to convert accrued and unpaid interest to common stock (in Dollars per share) | $ / shares								$ 5.95
Accrued and unpaid interest to common stock, redemption feature								70.00%
Loss on fair value of derivative instrument								$ 600
September 2023 Convertible Debentures | Clever Leaves
DEBT (Details) [Line Items]
Debt instrument, face amount								$ 2,730
September 2023 Convertible Debentures | Class A
DEBT (Details) [Line Items]
Convertible, conversion price (in Dollars per share) | $ / shares								$ 2.303
Series D Convertible Notes due March 2022 [Member]
DEBT (Details) [Line Items]
Quarterly interest, satisfaction of payment through issued of common stock, percentage		95.00%				95.00%
Series D Convertible Notes due March 2022 [Member] | Series C Preferred Stock [Member]
DEBT (Details) [Line Items]
Loans and borrowings																									30,258
Series C Financing
DEBT (Details) [Line Items]
Debt instrument, face amount														$ 18,000
Maturity date														Sep. 30, 2021
Derivative instrument liability														$ 3,900
Series C Financing | Series C Convertible Debentures
DEBT (Details) [Line Items]
Derivative instrument liability																										$ 4,400
Series D Financing [Member] | Series C Preferred Stock [Member]
DEBT (Details) [Line Items]
Embedded derivative, carrying value																					4,475
Conversion														$ 17,890
Conversion (in Shares) | shares														2,546,670
Interest expense, debt																					300
Loss on debt extinguishment																					3,374
Embedded derivative, loss on embedded derivative																					133
Series D Financing [Member] | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Debt instrument, face amount																									$ 27,750
Interest rate																								10.00%	8.00%
Common stock shares, guaranteed and secured (in Shares) | shares																									1,300,002
Convertible, common shares, minimum																									$ 1,000
Convertible, conversion price (in Dollars per share) | $ / shares		$ 30.62				$ 30.62																	$ 11		$ 11
Share price, trigger event (in Dollars per share) | $ / shares																									$ 13.54
Series D Financing [Member] | Series D Convertible Notes due March 2022 [Member]
DEBT (Details) [Line Items]
Debt instrument, face amount																									$ 27,750
Interest rate																								10.00%	8.00%
Common stock shares, guaranteed and secured (in Shares) | shares																									1,300,002
Convertible, common shares, minimum																									$ 1,000
Convertible, conversion price (in Dollars per share) | $ / shares																									$ 11.00
Share price, trigger event (in Dollars per share) | $ / shares																									13.54
Series D Financing [Member] | Minimum [Member] | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Share price, trigger event (in Dollars per share) | $ / shares																									13.54
Series D Financing [Member] | Minimum [Member] | Series D Convertible Notes due March 2022 [Member]
DEBT (Details) [Line Items]
Share price, trigger event (in Dollars per share) | $ / shares																									$ 13.54
Convertible Note 2022 Amendment Member | Herbal Brands, Inc. [Member]
DEBT (Details) [Line Items]
Prepayment option, interest payments													$ 2,338
Prepayment option remaining balance of loan													0
Convertible Note 2022 Amendment Member | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Interest rate		8.00%				8.00%
Quarterly interest, satisfaction of payment through issued of common stock, percentage		95.00%				95.00%
Net proceeds		$ 25,000
Option, equity financing, pro rata share of total securities issued		25.00%				25.00%
Convertible Note 2022 Amendment Member | Series D Convertible Notes due March 2022 [Member]
DEBT (Details) [Line Items]
Interest rate																						8.00%
Net proceeds						$ 25,000
Option, equity financing, pro rata share of total securities issued		25.00%				25.00%
Convertible Note 2022 Amendment Member | Convertible Note 2022 Amendment Member
DEBT (Details) [Line Items]
Quarterly interest, satisfaction of payment through issued of common stock, percentage																						95.00%
Convertible Note 2022 Amendment Member | Maximum [Member] | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Periodic payment, interest		$ 2,000
Convertible Note 2022 Amendment Member | Maximum [Member] | Series D Convertible Notes due March 2022 [Member]
DEBT (Details) [Line Items]
Periodic payment, interest						$ 2,000
Herbal Brands Loan, non-revolving [Member] | Herbal Brands, Inc. [Member]
DEBT (Details) [Line Items]
Debt issuance costs, net									$ 400			$ 400
Debt instrument, face amount													$ 8,500
Interest expense, debt															188	154	390	310	704		456
Interest rate													8.00%
Percentage of repayment of positive operating cash flow													85.00%
Prepayment option, interest payments													$ 2,338
Incremental interest rate									4.00%			4.00%
Repayments of debt																	$ 1,107	$ 429	1,191		$ 622
Herbal Brands Loan, non-revolving [Member] | Minimum [Member] | Herbal Brands, Inc. [Member]
DEBT (Details) [Line Items]
Repayments of debt, expected to be paid																			1,000
Herbal Brands Loan, non-revolving [Member] | Maximum [Member] | Herbal Brands, Inc. [Member]
DEBT (Details) [Line Items]
Repayments of debt, expected to be paid																			$ 1,300
Series E Financing | Series E Convertible Debenture
DEBT (Details) [Line Items]
Debt issuance costs, net										181
Debt instrument, face amount										4,162
Derivative instrument liability										$ 1,705
Derivative liability, redemption feature probability										90.00%
Embedded derivative, carrying value										$ 2,457
Loss on debt extinguishment										$ 1,705
Convertible, conversion price (in Dollars per share) | $ / shares										$ 0.0800
Election to convert accrued and unpaid interest to common stock (in Dollars per share) | $ / shares										$ 5.95
Accrued and unpaid interest to common stock, redemption feature										70.00%
Percentage ownership following redemption feature										50.00%
Future conversion price, discount, redemption feature										30.00%
Loss on fair value of derivative instrument										$ 85
Series E Financing | Series E Convertible Debenture | Class A
DEBT (Details) [Line Items]
Convertible, conversion price (in Dollars per share) | $ / shares										$ 2.303
Aggregate purchase price										$ 5,950
Neem Holdings Convertible Note | Neem Holdings
DEBT (Details) [Line Items]
Debt instrument, face amount			$ 3,000
Neem Holdings Convertible Note | Series D convertible debt
DEBT (Details) [Line Items]
Debt, termination of business combination, issuance of preferred shares (in Shares) | shares			194,805
Neem Holdings Warrants
DEBT (Details) [Line Items]
Debt instrument, face amount			$ 3,000
Number of securities called by warrants or rights (in Shares) | shares			300,000
Aggregate purchase price			$ 3
Neem Holdings Warrants | Neem Holdings
DEBT (Details) [Line Items]
Number of securities called by warrants or rights (in Shares) | shares							300,000												300,000
Aggregate purchase price							$ 3
Series D convertible debt | Series D Convertible Notes due March 2022 [Member]
DEBT (Details) [Line Items]
Convertible debt																									$ 27,750
Series D Convertible Notes due March 2022 [Member] | Minimum [Member] | Series D Financing [Member]
DEBT (Details) [Line Items]
Convertible, conversion price (in Dollars per share) | $ / shares							$ 11.00
Series D Convertible Notes due March 2022 [Member] | Maximum [Member] | Series D Financing [Member]
DEBT (Details) [Line Items]
Convertible, conversion price (in Dollars per share) | $ / shares							$ 30.62
Herbal Brands Loan, non-revolving [Member] | Herbal Brands, Inc. [Member]
DEBT (Details) [Line Items]
Repayments of debt															$ 1,107	$ 414
Rock Cliff [Member] | Herbal Brands, Inc. [Member]
DEBT (Details) [Line Items]
Number of securities called by warrants or rights (in Shares) | shares									63,597			63,597
Strike price (in Dollars per share) | $ / shares									$ 26.73			$ 26.73
Rock Cliff [Member] | Series C Preferred Stock [Member] | Herbal Brands, Inc. [Member]
DEBT (Details) [Line Items]
Class of warrant or right, fair value				$ 717									$ 717
Number of securities called by warrants or rights (in Shares) | shares				193,402									193,402
Strike price (in Dollars per share) | $ / shares				$ 8.79									$ 8.79
Rock Cliff [Member] | Warrant [Member] | Series C Preferred Stock [Member] | Herbal Brands, Inc. [Member]
DEBT (Details) [Line Items]
Class of warrant or right, fair value													$ 717
Loans and borrowings													$ 7,783
Private Investment in Public Equity (PIPE) | September 2023 Convertible Debentures | Schultze Special Purpose Acquisition Corp. (SAMA) | Clever Leaves
DEBT (Details) [Line Items]
Investment commitment							$ 1,500

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020.